Shareholder Report, Line Graph (Details) - USD ($)						6 Months Ended		8 Months Ended	12 Months Ended		14 Months Ended	18 Months Ended	20 Months Ended	24 Months Ended		26 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended		38 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended		50 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended			62 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	78 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	120 Months Ended
	Apr. 26, 2021	Aug. 31, 2020	Nov. 01, 2019	Feb. 28, 2018	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000060790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					$ 9,550					$ 10,217					$ 10,417					$ 10,665					$ 10,454						$ 11,714				$ 11,171			$ 11,252		$ 11,864		$ 12,964	$ 13,745
C000185554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value				$ 10,000							$ 10,278					$ 10,108					$ 11,427					$ 10,952						$ 11,094				$ 11,770			$ 12,930		$ 13,795
C000018688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					10,733					10,974					11,268					11,074						12,450				11,924			12,074		12,805		14,063	14,994
C000018687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					10,628					10,757					10,935					10,635						11,831				11,190			11,201		11,717		12,698	13,380
C000018685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,325					15,337					15,643					16,022					15,707						17,616				16,818			16,973		17,941		19,650	20,897
C000018689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,325					14,285					14,117					14,661					15,718						16,415				15,174			15,146		15,191		16,397	17,217
C000018691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					9,859					9,649					9,916					10,519						10,872				9,943			9,812		9,740		10,422	10,819
C000018692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					9,997					9,917					10,334					11,100						11,616				10,760			10,752		10,809		11,702	12,294
C000185556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value			$ 10,000				$ 10,044					$ 10,530					$ 9,763					$ 9,763					$ 9,808						$ 10,625				$ 11,187
C000060791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,550					9,498					9,356					9,696					10,360						10,786				9,942			9,884		9,886		10,652	11,138
C000221691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value		$ 10,000						$ 10,610					$ 10,228					$ 10,401					$ 11,197					$ 11,852						$ 12,646
C000060792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,550					10,714					11,058					11,659					11,167						13,094				12,632			12,896		13,883		14,704	15,686
C000127160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value					10,000					11,272					11,682					12,352					11,895						14,031				13,619			13,955		15,094		16,092	17,282
C000166835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value					10,000					11,190					11,513					12,103					11,569						13,515				13,019			13,235		14,234		15,060	16,052
C000057099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R2 Shares
Accumulated Value					10,000					11,213					11,561					12,185					11,677						13,700				13,233			13,489		14,540		15,420	16,476
C000018696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,251					11,642					12,314					11,823						13,922				13,493			13,805		14,934		15,892	17,039
C000018695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,117					11,400					11,927					11,341						13,213				12,639			12,798		13,687		14,398	15,256
C000018693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,325					16,079					16,596					17,506					16,791						19,718				19,063			19,455		20,993		22,286	23,835
C000018697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares
Accumulated Value					15,000					15,014					15,122					15,379					15,584						15,586				15,587			16,001		16,798		17,553	18,190
C000018699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares
Accumulated Value					10,000					10,005					10,055					10,202					10,315						10,316				10,317			10,561		11,056		11,521	11,906
C000060793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares
Accumulated Value					10,000					10,005					10,055					10,202					10,314						10,315				10,316			10,561		11,056		11,521	11,906
C000221692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value		10,000						10,001					10,002					10,244					10,758					11,245						11,661
C000060794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,550					9,522					9,799					10,355					10,516						11,544				10,521			10,737		10,968		11,139	11,834
C000185560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value			10,000				9,814					10,800					9,882					10,120					10,363						10,562				11,263
C000082082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					9,992					10,306					10,917					11,116						12,239				11,179			11,443		11,723		11,943	12,729
C000221693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C2 Shares - Including sales charges
Accumulated Value		10,000						10,296					9,352					9,507					9,663					9,776						10,348
C000018702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					9,944					10,208					10,761					10,901						11,940				10,851			11,047		11,258		11,406	12,091
C000018700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,325					14,292					14,704					15,538					15,780						17,315				15,792			16,124		16,478		16,726	17,803
C000018703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,175					16,341					17,772					19,409					19,562						29,351				27,978			26,921		29,089		31,073	41,442
C000018705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,421					12,312					13,327					13,305						19,776				18,675			17,793		19,043		20,141	26,593
C000087595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,555					12,611					13,827					13,989						21,056				20,135			19,435		21,076		22,582	30,210
C000060795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,450					10,870					11,802					12,876					12,945						19,390				18,454			17,710		19,094		20,355	27,080
C000221696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value		10,000						11,189					10,453					10,385					11,148					12,488						15,449
C000060796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,450					10,382					10,739					11,432					11,227						13,808				12,933			12,879		13,811		15,470	19,142
C000185564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value				10,000							10,685					10,547					13,038					12,277						12,286				13,263			14,940		18,597
C000018709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,028					11,449					12,233					12,064						14,893				14,019			14,017		15,110		17,015	21,155
C000018708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					10,900					11,190					11,819					11,527						14,063				13,077			12,923		13,754		15,298	18,777
C000018706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,175					15,587					16,138					17,202					16,928						20,848				19,562			19,521		20,987		23,574	29,241
C000018710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,325					16,068					16,255					17,132					15,054						18,154				15,438			14,896		16,849		17,945	20,210
C000018712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,100					11,123					11,617					10,098						12,040				10,121			9,652		10,791		11,360	12,643
C000052120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,232					11,391					12,047					10,611						12,843				10,946			10,594		12,016		12,833	14,501
C000060797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,550					10,692					10,782					11,353					9,938						11,947				10,116			9,720		10,945		11,614	13,012
C000060799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,450					10,921					12,594					13,639					13,186						19,493				19,895			20,193		23,882		26,504	25,600
C000179143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value	$ 10,000								$ 10,281					$ 10,486					$ 12,470					$ 13,915					$ 13,519
C000018722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,621					13,468					14,665					14,252						21,182				21,726			22,147		26,314		29,349	28,492
C000018721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,470					13,128					14,112					13,542						19,870				20,126			20,271		23,794		26,213	25,131
C000018719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,175					16,424					18,993					20,626					20,002						29,646				30,319			30,830		36,545		40,654	39,371
C000018724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,175					16,722					20,746					24,339					26,541						39,670				34,622			35,124		47,735		54,023	65,231
C000018726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,703					14,393					16,751					18,122						26,839				23,222			23,321		31,361		35,225	42,045
C000018727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,829					14,704					17,305					18,927						28,357				24,818			25,214		34,355		38,948	47,192
C000018728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R1 Shares
Accumulated Value					10,000					11,817					14,679					17,253					18,849						28,210				24,672			25,033		34,071		38,598	46,705
C000018729 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R2 Shares
Accumulated Value					10,000					11,788					14,603					17,108					18,646						27,858				24,281			24,578		33,389		37,764	45,565
C000030958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R3 Shares
Accumulated Value					10,000					11,764					14,542					16,988					18,479						27,521				23,936			24,168		32,774		36,925	44,416
C000127162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value					10,000					11,846					14,740					17,361					19,005						28,483				24,939			25,381		34,610		39,283	47,599
C000060800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,450					11,153					13,814					16,195					17,650						26,320				22,953			23,210		31,501		35,600	42,906
C000221700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SIMPLE Class Shares
Accumulated Value		10,000						11,267					9,794					9,893					13,417					15,132						18,244
C000060801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class Shares - Including sales charges
Accumulated Value					9,450					11,144					12,362					13,821					12,774						19,927				20,586			20,642		22,726		24,455	30,137
C000185571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value	10,000								10,446					10,533					11,662					12,619						$ 15,638
C000018733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Accumulated Value					10,000					11,843					13,198					14,823					13,771						21,601				22,450			22,636		25,068		27,123	33,618
C000018732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Accumulated Value					10,000					11,702					12,887					14,298					13,119						20,309				20,820			20,724		22,650		24,190	29,597
C000018730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Accumulated Value					14,175					16,746					18,617					20,854					19,328						30,236				31,322			31,488		34,746		37,478	46,296
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Multisector Bond Category Average
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000	10,000	15,000		10,486	9,799		15,124	10,518	10,458	8,965		15,076	11,658	9,567	8,926		15,874	11,627	9,526	8,795		17,595	10,637	9,387	9,501			17,548	10,592	10,139	9,886	16,054	10,436	10,551	15,985	11,273	15,751	11,731	17,014	17,704
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value			10,000		15,000		10,252			15,222		10,740			15,324		9,748			16,364		9,895			17,705		10,015				18,548		10,869		16,834		11,448	17,088		17,295		18,771	19,769
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Intermediate Core Bond Category Average
Bloomberg 5 10 Year Taxable Municipal Bond C000018691 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,148					10,216					10,909					11,803						12,365				11,222			11,392		11,530		12,514	13,180
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000			15,000			10,749		17,048			10,216		17,597			10,322		18,777			11,239		17,787			12,216			21,346			13,280	20,288			20,497		22,319		24,258	26,372
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar High Yield Bond Category Average
ICE BofA U S High Yield Constrained C000018695 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,365					11,731					12,518					11,858						14,230				13,525			13,665		14,879		16,172	17,581
Bloomberg U S Aggregate Bond C000018695 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,083					10,051					10,582					11,730						11,698				10,703			10,657		10,500		11,343	11,803
Bloomberg Municipal Bond C000018702 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,014					10,170					10,797					11,030						11,884				10,947			11,262		11,497		11,688	12,429
Morningstar Muni National Long Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Muni National Long Category Average
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value		10,000	$ 10,000		15,000		$ 9,867	10,234		15,022		$ 10,631	9,427		15,255		$ 9,793	9,698		16,195		$ 10,074	9,900		16,545		$ 10,284	10,064			17,827		$ 10,455	10,703	16,421		$ 11,118	16,893		17,245		17,532	18,644
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						JPMorgan EMBI Global Diversified Index
Accumulated Value					15,000					16,293					16,500					17,492					16,622						19,276				16,480			16,334		17,705		19,258	21,915
Morningstar Emerging Markets Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Emerging Markets Bond Category Average
JPMorgan EMBI Global Diversified C000018712 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,862					11,000					11,661					11,081						12,851				10,987			10,889		11,803		12,839	14,610
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Blend Category Average
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000®Index
Accumulated Value	10,000	10,000			15,000			12,358	9,649	17,787			11,973	9,794	20,108			12,153	11,978	22,658			14,863	13,344	22,422			16,558	17,482		33,840			21,693	32,786			33,278		40,700		45,340	59,401
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500®Index
Accumulated Value	10,000	10,000			15,000			12,066	10,007	17,688			12,092	10,274	20,034			12,414	12,602	22,738			15,227	14,127	22,934			17,069	18,513		33,479			22,370	33,551			34,445		42,250		47,361	62,068
Average Lipper Money Market Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Average Lipper Money Market Fund
Accumulated Value		10,000			15,000			10,105		15,000			10,307		15,000			10,616		15,000			10,900		15,000			11,300			15,005			11,610	15,105			15,307		15,616		17,380	18,400
Average Lipper Money Market Fund C000018699 [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,000					10,000					10,000					10,000						10,000				10,005			10,105		10,307		10,616	12,260
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Convertibles Category Average
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Convertible Index
Accumulated Value					15,000					17,657					19,270					21,382					22,319						35,886				31,782			30,076		32,778		36,576	49,847
ICE BofA U S Convertible C000018705 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,771					12,847					14,255					14,879						23,924				21,188			20,051		21,852		24,384	33,231
Blended Benchmark C000018708 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					10,898					11,737					12,474					12,763						16,010				15,148			15,450		17,020		18,818	22,338
MSCI World C000018708 Index Net [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,465					12,981					13,822					13,268						19,282				18,604			19,195		22,724		25,487	32,917
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Moderate Allocation Category Average
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark Index
Accumulated Value		10,000		10,000	15,000			11,139		16,347	10,557		10,539		17,606	10,801		10,749		18,711	13,550		11,841		19,144	12,820		13,092			24,015	13,076		15,541	22,722	14,405		23,175	15,926	25,530	18,905	28,228	33,507
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value		10,000		$ 10,000	15,000			12,082		17,198	$ 10,535		11,657		19,471	$ 10,114		12,027		20,732	$ 14,698		14,239		19,902	$ 14,181		15,969			28,923	$ 14,631		20,625	27,906	$ 17,321		28,793	$ 19,427	34,087	$ 25,091	38,230	49,376
Russell 3000 C000018721 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,858					13,406					15,106					14,948						22,560				21,857			22,186		27,133		30,227	39,601
Standard And Poor s 500 C000018721 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,792					13,356					15,158					15,289						22,320				22,367			22,963		28,167		31,574	41,379
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Accumulated Value		$ 10,000			15,000			$ 11,444		17,924			$ 10,832		21,322			$ 11,085		25,039			$ 14,610		27,752			$ 16,733			42,020			$ 21,859	39,773			40,702		53,645		61,440	80,260
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Growth Category Average
Russell 1000 Growth C000018726 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,950					14,215					16,693					18,501						28,013				26,515			27,135		35,764		40,960	53,507
Russell 1000 Value C000018732 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,655					12,530					13,665					12,160						17,745				17,979			18,197		20,639		22,404	28,958
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Value Category Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value	$ 10,000				$ 15,000				$ 10,170	$ 17,483				$ 10,294	$ 18,794				$ 11,675	$ 20,498				$ 12,674	$ 18,240				$ 16,381		$ 26,617				$ 26,968			$ 27,295		$ 30,959		$ 33,606	$ 43,437